Finance income and expense (Tables)	3 Months Ended
Mar. 31, 2025
Finance income and expense [Abstract]
Finance Income and Expense
	Three months ended March 31,
	2025	2024
	$’000	$’000
Finance income
Finance income on cash, cash equivalents and other financial assets	1,292	558
Gain on cash equivalents and other financial assets at fair value through profit and loss (“FVTPL”)	745	1,057
Interest income under effective interest rate method at fair value through other comprehensive income (“FVOCI”)	722	1,055
Finance income	2,759	2,670

Finance expense
Finance expense on investments	(168)	(166)
Finance expense on lease liability	(10)	(13)
Finance expense	(178)	(179)